Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets/Liabilities Measured at Fair Value on Recurring Basis
	Fair Value Measurement at March 31, 2017
Assets/Liabilities Measured at Fair Value on a Recurring Basis	Quoted Price in Active Markets for Identical Instruments		Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1		Level 2	Level 3	Total
Assets
Cash and cash equivalents	$84	(1)	$3,167	$-	$3,251
Liabilities
Derivative liabilities	-		71	-	71

(1)	The Company held $84 in cash of which $3 (as translated to US dollars) was in Canadian funds.

Assets/Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurement at December 31, 2016
	Quoted Price in Active Market for Identical Instruments		Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1		Level 2	Level 3	Total
Assets
Cash and cash equivalents	$68	(1)	$3,858	$-	$3,926
Liabilities
Derivative liabilities	-		33		33

(1)	The Company held $68 in cash, of which $51 was in Canadian funds (translated into U.S. dollars).